Income Taxes (Table)	12 Months Ended
Dec. 31, 2010
Income Taxes [Abstract]
Income tax expense
Year Ended December 31,	2010	2009	2008
(Dollars in thousands)
Current
Federal	$24,329	$92,303	$445,756
State	(5,532)	7,222	18,041
Foreign	—	—	1,633
Deferred
Federal	67,466	28,451	(386,769)
State	8,925	7,563	(42,778)
	$95,188	$135,539	$35,883

Income tax reconciliation
Year Ended December 31,	2010		2009		2008
	Amount	Rate	Amount	Rate	Amount	Rate
(Dollars in millions)
Statutory federal income tax expense and rate	$100.0	35.0%	$134.9	35.0%	$54.7	35.0%
State income taxes, net of federal benefit (1)	2.7	1.0	5.8	1.5	(9.9)	(6.4)
Effect of noncontrolling interests	(4.0)	(1.4)	(4.0)	(1.0)	(5.1)	(3.3)
Effect of gains (losses) on investments, sales of assets and impairment of assets	—	—	—	—	(3.8)	(2.4)
Other differences, net	(3.5)	(1.3)	(1.2)	(0.3)	—	—
Total income tax expense and rate	$95.2	33.3%	$135.5	35.2%	$35.9	22.9%

  State income taxes include changes in the valuation allowance which is primarily related to the ability to utilize net operating losses.

Temporary income tax differences
Year Ended December 31,	2010	2009
(Dollars in thousands)
Noncurrent deferred tax assets
Net operating loss ("NOL") carryforwards	$80,109	$73,894
Stock-based compensation	40,777	34,587
Other	63,016	57,162
	183,902	165,643
Less valuation allowance	(69,579)	(62,856)
Total noncurrent deferred tax assets	114,323	102,787
Noncurrent deferred tax liabilities
Property, plant and equipment	426,305	381,265
Partnership investments	74,634	63,719
Licenses	194,943	168,845
Other	7,533	8,027
Total noncurrent deferred tax liabilities	703,415	621,856
Net noncurrent deferred income tax liability	$589,092	$519,069

Income tax unrecognized benefits summary
	2010	2009	2008
(Dollars in thousands)
Balance at January 1,	$45,034	$39,234	$42,129
Additions for tax positions of current year	5,271	5,349	6,687
Additions for tax positions of prior years	179	4,362	4,701
Reductions for tax positions of prior years	(3,517)	(3,855)	(11,237)
Reductions for settlements of tax positions	(12,549)	—	(2,884)
Reductions for lapses in statutes of limitations	(416)	(56)	(162)
Balance at December 31,	$34,002	$45,034	$39,234